Consolidated Statements of Profit or Loss (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Profit or loss [abstract]
Net impairment (charge)/ reversal on cost of sales	₨ 44,679	$ 686	₨ (1,162)	₨ (339,549)